Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 23.  Subsequent Events
Our management has evaluated subsequent events occurring after March 31, 2013, the date of our most recent balance sheet date, through the date our financial statements were issued. We do not believe any other subsequent events have occurred that would require further disclosure or adjustment to our financial statements than those stated below.
Financial Strength Ratings
In May 2013, A.M. Best affirmed the financial strength rating of B++ (Good) for Oxford and its outlook remains positive.